Related party transactions - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016
Related party transactions
Investments accounted for using equity method	€ 124	€ 124	€ 88
Divestment of associates		192	0	€ 5
Proceeds from disposal of shares in associated companies		259	8	3
Utilized	3,887	3,887	4,191
Trade and other receivables	€ 73	€ 73	18	36
Alcatel Submarine Networks [Member]
Related party transactions
Proportion of ownership interest in associate	20.00%
TD Tech Holding Limited
Related party transactions
Proportion of ownership interest in associate		51.00%
Divestment of associates		€ 191
Proceeds from disposal of shares in associated companies		248
HMD Global Oy
Related party transactions
Strategic agreement period					10 years
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			28
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Utilized	€ 35	€ 35	37
Borrowings, interest rate	6.00%	6.00%
Notice period		90 days
Key management personnel of entity or parent
Related party transactions
Trade and other receivables	€ 0	€ 0	€ 0	€ 0